UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Azentus Capital Management Limited
Address: Suite 1108, 11th Floor, ICBC Tower
         3 Garden Road
         Central, Hong Kong

13F File Number:  028-14768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger Denby-Jones
Title:     Chief Operating Officer
Phone:     (852) 2281-6678

Signature, Place, and Date of Signing:

 /s/  Roger Denby-Jones     Hong Kong     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $341,900 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CITIGROUP INC                  COM NEW          172967424    48741  1101740 SH       SOLE                  1101740        0        0
CLEARWIRE CORP NEW             CL A             18538Q105    19953  6158333 SH       SOLE                  6158333        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    24892   582000 SH  PUT  SOLE                   582000        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    12609   540000 SH  CALL SOLE                   540000        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    47884  2050713 SH       SOLE                  2050713        0        0
MICRON TECHNOLOGY INC          COM              595112103    37701  3779500 SH       SOLE                  3779500        0        0
NEWS CORP                      CL A             65248E104    38711  1268800 SH       SOLE                  1268800        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   100896   644000 SH  PUT  SOLE                   644000        0        0
WYNN RESORTS LTD               COM              983134107    10513    84000 SH  PUT  SOLE                    84000        0        0